INVESTMENTS IN COMPANIES AND ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2020
Investments in and Advances to Affiliates [Line Items]
Summarized data of financial statements associates
Summarized data of the financial statements of associates, unadjusted to the Company's percentage of holdings: *)

	December 31,
	2020	2019

Assets	$321,153	$336,310
Liabilities	$459,620	$461,448
Income	$49,708	$56,941
Net loss	$(11,947)	$(11,106)

*)	The information presented does not include excess cost and goodwill.

300 South Riverside Plaza [Member]
Investments in and Advances to Affiliates [Line Items]
Schedule of investment
	December 31,
	2020	2019

Invested in equity	$13,142	$13,142
Accumulated net loss	(11,214)	(8,735)

Total investment	$1,928	$4,407

Two Penn Center Plaza [Member]
Investments in and Advances to Affiliates [Line Items]
Schedule of investment
	December 31,
	2020	2019

Invested in equity	$4,025	$4,025
Distributions	(1,794)	(1,485)
Accumulated net income	1,110	710

Total investment	$3,341	$3,250